Capital - Details of Share Repurchases (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of share repurchases [abstract]
Share repurchases	$ 359	$ 294	$ 359	$ 578
Shares repurchased	9.1	6.7	9.1	13.5
Share repurchases-average price per share in U.S. dollars	$ 39.54	$ 43.73	$ 39.54	$ 42.70